14. SUBSEQUENT EVENT- annual (Annual Member)	12 Months Ended
Dec. 31, 2013
Annual Member
14. SUBSEQUENT EVENT

14. SUBSEQUENT EVENT

On March 10, 2014 the Company filed a Form S-1 with the SEC the purpose of which is to allow the Company to sell up to 100,000,000 shares of common stock directly to the public at a stated price of $0.04 per share. The funds raised by this offering will be used to reduce debt and provide working capital. The Form S-1 is pending approval by the SEC which will take at least 30 days from the date filed.